Standby Equity Purchase Agreement (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2025 USD ($)	Nov. 14, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Apr. 29, 2025 $ / shares	Apr. 20, 2025 $ / shares	Feb. 15, 2025 $ / item	Feb. 12, 2025 $ / shares	Nov. 12, 2024 $ / shares	Oct. 30, 2024 USD ($)
Standby Equity Purchase Agreement [Line Items]
Principal amount		$ 2,000	$ 1,250		$ 1,250		$ 1,250							$ 5,000
Percentage of excess of common stock		20.00%
Convertible promissory note	$ 2,000	$ 3,000
Net proceeds							$ 900
Net convertible note discount	$ 1,840				$ 1,840	$ 3,798
Sale of price per share (in Dollars per share) | $ / shares			$ 345		$ 345		$ 345
Convertible threshold trading days			3 days		3 days		3 years
Percentage of closing price							20.00%						20.00%
Floor Price (in Dollars per share) | $ / shares												$ 5.7
Volume-weighted-average price (in Dollars per share) | $ / shares			$ 15		$ 15		$ 15
Percentage of common stock			4.99%		4.99%		4.99%
Percentage of amortization principal amount					5.00%		5.00%
Derivative of fair value							$ 1,551
Common stock issued upon conversion of convertible notes (in Shares) | shares					513,981
Change in fair value of embedded derivative liability			$ (592)
Loss on settlement of convertible notes			144		$ 144
Interest expense			$ 57		133		39
Gross purchase price					$ 50,000		$ 50,000
Percentage of common stock outstanding			19.90%		19.90%		19.90%
Commitment fee					$ 500		$ 500,000
Fair value of shares issued							10,361
Gain on extinguishment of accrued liabilities							$ 173
Floor price was adjusted (in Dollars per Item) | $ / item											5.7
Convertible Notes [Member]
Standby Equity Purchase Agreement [Line Items]
Net proceeds		$ 2,755
Interest rate	18.00%						18.00%
Fixed price reset (in Dollars per share) | $ / shares										$ 50.4
Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Original issuance discount rate		8.00%
Maturity date	Nov. 13, 2025
Interest rate	0.00%						0.00%
Percentage of volume weighted average price					94.00%		94.00%
Convertible threshold trading days			5 days		5 days		5 years
Floor price per share (in Dollars per share) | $ / shares							$ 34.62						$ 34,620
Floor Price (in Dollars per share) | $ / shares									$ 4.5
Derivative of fair value							$ 69
Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days			10 days		10 days
Exchange Cap Event [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of common stock			99.00%		99.00%		99.00%
SEPA [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			$ 13		$ 13		$ 188
Gain on extinguishment of accrued liabilities							173
Commitment fee							1,051
YA II PN, Ltd. [Member]
Standby Equity Purchase Agreement [Line Items]
Fair value of shares issued							$ 327
First Convertible Note [Member] | Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			69		69
Second Convertible Note [Member] | Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			$ 93		$ 93
Minimum [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of advance notice					96.00%		96.00%
Minimum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days			5 days		5 days		5 years
Maximum [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value							$ 11
Percentage of advance notice					97.00%		97.00%
Maximum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days			7 days		7 days		7 years
Maximum [Member] | Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Consecutive trading days							10
Common Stock [Member]
Standby Equity Purchase Agreement [Line Items]
Volume-weighted-average price (in Dollars per share) | $ / shares			$ 345		$ 345		$ 345